Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

February 28, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Westcore Trust (the “Registrant”)
File Nos.	2-75677
811-3373
Form N-1A Post-Effective Amendment No. 95 (1933 Act)

Dear Sir or Madam:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 95 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 30, 2017.  No fees are required in connection with this filing.

Effective December 27, 2016, the funds listed below under the heading “Old Name” were renamed to the fund name listed under the heading “New Name.”  The Amendment outlines details of certain changes to these three existing series of the Trust.  These changes include a new investment objective, new investment strategies and risks, as well as the name changes of the funds.  This Amendment relates only to the Westcore Large-Cap Dividend Fund, Westcore Mid-Cap Value Dividend Fund II and Westcore Small-Cap Growth Fund II.

Old Name	New Name
Westcore Growth Fund	Westcore Large-Cap Dividend Fund
Westcore MIDCO Growth Fund	Westcore Mid-Cap Value Dividend Fund II
Westcore Select Fund	Westcore Small-Cap Growth Fund II

The combined Statement of Additional Information (“SAI”) filed herewith includes all existing funds of the Trust that will be included in the post-effective amendment to the Trust’s registration statement to be filed on or about April 28, 2017 pursuant to Rule 485(b) under the 1933 Act, for the purpose of including the financial statements of all series of the Trust and for making various other changes, none of which would render that post-effective amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please address any comments or questions to the undersigned at (720) 947-5968.

Sincerely

/s/ Richard C. Noyes
Richard C. Noyes
Secretary

cc: Peter H. Schwartz, Davis Graham & Stubbs LLP